Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in standard warranty liability
Beginning Balance	$ 83	$ 113
Current period accruals	82	83
Accrual adjustments to reflect experience	(1)	(16)
Charges incurred	(86)	(96)
Ending Balance	$ 77	$ 83